Retirement and Post-Retirement Employee Benefit Plans Fair Value Disclosures (Details) - USD ($) $ in Thousands		Sep. 30, 2016	Sep. 30, 2015
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		$ 72,701	$ 74,200
Fair Value Inputs Level 1 [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		38,677	40,619
Fair Value Inputs Level 2 [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities	[1]	34,024	33,581
Fair Value Inputs Level 3 [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		471,310	448,544
Fair value of accounts receivable		2,600	2,400
Pension Plans, Defined Benefit [Member] | Equity Securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		157,111	159,304
Pension Plans, Defined Benefit [Member] | Money Market Funds [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		11,522	11,787
Pension Plans, Defined Benefit [Member] | Mutual Fund [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		87,396	81,960
Pension Plans, Defined Benefit [Member] | Common Collective Trusts [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		105,124	93,081
Pension Plans, Defined Benefit [Member] | Mortgage-backed securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		15,223	14,359
Pension Plans, Defined Benefit [Member] | U.S. Treasuries [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		5,567	6,084
Pension Plans, Defined Benefit [Member] | Corporate Debt Securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		31,929	28,973
Pension Plans, Defined Benefit [Member] | Limited Partnership Interest [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		57,438	52,996
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		249,211	246,543
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member] | Equity Securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		157,111	159,304
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member] | Money Market Funds [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member] | Mutual Fund [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		87,396	81,960
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member] | Common Collective Trusts [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member] | Mortgage-backed securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member] | U.S. Treasuries [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		4,704	5,279
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member] | Corporate Debt Securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member] | Limited Partnership Interest [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		222,099	202,001
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member] | Equity Securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member] | Money Market Funds [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		11,522	11,787
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member] | Mutual Fund [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member] | Common Collective Trusts [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		105,124	93,081
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member] | Mortgage-backed securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		15,223	14,359
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member] | U.S. Treasuries [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		863	805
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member] | Corporate Debt Securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		31,929	28,973
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member] | Limited Partnership Interest [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		57,438	52,996
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member] | Equity Securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member] | Money Market Funds [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member] | Mutual Fund [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member] | Common Collective Trusts [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member] | Mortgage-backed securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member] | U.S. Treasuries [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member] | Corporate Debt Securities [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Pension Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member] | Limited Partnership Interest [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Other Postretirement Benefit Plans, Defined Benefit [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		158,977	138,009
Other Postretirement Benefit Plans, Defined Benefit [Member] | Money Market Funds [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		4,470	3,486
Other Postretirement Benefit Plans, Defined Benefit [Member] | Mutual Fund [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		154,507	134,523
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		154,507	134,523
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member] | Money Market Funds [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value Inputs Level 1 [Member] | Mutual Fund [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		154,507	134,523
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		4,470	3,486
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member] | Money Market Funds [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		4,470	3,486
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value Inputs Level 2 [Member] | Mutual Fund [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member] | Money Market Funds [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		0	0
Other Postretirement Benefit Plans, Defined Benefit [Member] | Fair Value Inputs Level 3 [Member] | Mutual Fund [Member]
Schedule of Total Investments at Fair Value [Line Items]
Available-for-sale Securities		$ 0	$ 0

[1]	Our Level 2 measurements consist of over-the-counter options and swaps, which are valued using a market-based approach in which observable market prices are adjusted for criteria specific to each instrument, such as the strike price, notional amount or basis differences, municipal and corporate bonds, which are valued based on the most recent available quoted market prices and money market funds which are valued at cost.